Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 377,542	$ 235,630
Short-term investments	634,158	199,546
Accounts receivable	83,580	47,870
Other receivables, prepayments and deposits	81,041	27,928
Inventories	35,755	19,766
Total current assets	1,212,076	530,740
Property, plant and equipment	41,275	24,170
Right-of-use assets	11,879	8,016
Deferred tax assets	9,401	1,515
Investments in equity investees	76,479	139,505
Other non-current assets	21,551	20,172
Total assets	1,372,661	724,118
Current liabilities
Accounts payable	41,177	31,612
Other payables, accruals and advance receipts	210,839	121,283
Bank borrowings	26,905
Income tax payable	15,546	1,120
Other current liabilities	17,191	4,382
Total current liabilities	311,658	158,397
Lease liabilities	7,161	6,064
Deferred tax liabilities	2,765	5,063
Long-term bank borrowings		26,861
Other non-current liabilities	11,563	8,784
Total liabilities	333,147	205,169
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 864,530,850 and 727,722,215 shares issued at December 31, 2021 and 2020 respectively	86,453	72,772
Additional paid-in capital	1,505,196	822,458
Accumulated losses	(610,328)	(415,591)
Accumulated other comprehensive income	5,572	4,477
Total Company's shareholders' equity	986,893	484,116
Non-controlling interests	52,621	34,833
Total shareholders' equity	1,039,514	518,949
Total liabilities and shareholders' equity	$ 1,372,661	$ 724,118